Dividends - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Current dividend payables	$ 69	$ 62
Ordinary Shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in USD per share)	$ 0.0661
American Depositary Share
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in USD per share)	$ 0.39660